RELATED PARTY TRANSACTIONS (Details) - Related party - Share transfer agreement - Yew Tee Global Investment Pte. Ltd $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transactions.
Amount of related party transaction	$ 1,544
Percentage of outstanding shares held	20.00%